Retirement Plans (Details 12) (USD $) In Millions, unless otherwise specified	May 31, 2014
Pension Plans [Member]
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2015	$ 912
2016	870
2017	954
2018	1,015
2019	1,120
2020-2024	7,398
Postretirement Healthcare Plans [Member]
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2015	41
2016	42
2017	44
2018	45
2019	46
2020-2024	$ 267